Stockholders' Equity - Summary of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 1,015	$ 693	$ 1,125	$ 264
2014 and 2015 Stock Incentive Plans [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 378	$ 433	1,015	693
2014 and 2015 Stock Incentive Plans [Member] | Stock Options [Member] | Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	104	97	286	187
2014 and 2015 Stock Incentive Plans [Member] | Stock Options [Member] | General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 274	$ 336	$ 729	$ 506